                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
                               601 Congress Street
                                Boston, MA 02210

May 7, 2007

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re:  John Hancock Life Insurance Company of New York
          Separate Account A ("Registrant")
          Registration Statement on Form N-4
          File No. 333-61283

Commissioners:

     Pursuant to Rule 497(j) of Regulation C of the Securities Act of 1933, we hereby certify on behalf of the Registrant, that the form of the prospectuses and the statement of additional information, each dated May 1, 2007, contains no changes from the form of prospectuses and statement of additional information contained in the most recent post-effective amendment filed via EDGAR on Form N-4 on May 1, 2007.

     If you have any questions, please call me at (617) 663-3192 or, in my absence, Arnold R. Bergman, Chief Counsel - Annuities, at (617) 663-2184.

Very truly yours,


/s/ Thomas J. Loftus
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Thomas J. Loftus
Senior Counsel - Annuities